Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	Credit Suisse Opportunity Funds
Entity Central Index Key	0000946110
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2021
Document Effective Date	Mar. 02, 2021
Prospectus Date	Feb. 28, 2021
Credit Suisse Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Prospectus:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX